INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Deferred tax assets valuation allownace
Labuan [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate, percentage	3.00%	3.00%	3.00%	3.00%
UNITED STATES
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 120,784	$ 281,954	$ 285,858	$ 116,596
Deferred tax assets valuation allownace	$ 25,365	$ 59,210	$ 60,030	$ 24,485